Employee benefit plan - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, vest percentage			100.00%
Company contributions to 401 (k) plan		$ 0	$ 100,000	$ 18,000
Predecessor
Defined Contribution Plan Disclosure [Line Items]
Company contributions to 401 (k) plan	$ 0